Proceedings Under Chapter 11 - Narrative (Details) $ / shares in Units, defendant in Thousands						3 Months Ended								12 Months Ended			49 Months Ended
		Dec. 31, 2012 USD ($) $ / shares		Jun. 02, 2011 defendant complaint	Dec. 08, 2008 subsidiary	Dec. 31, 2015 USD ($) $ / shares	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 29, 2015 USD ($)	Dec. 28, 2014 USD ($) $ / shares	Sep. 28, 2014 USD ($)	Jun. 29, 2014 USD ($)	Mar. 30, 2014 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Dec. 28, 2014 USD ($) $ / shares	Dec. 29, 2013 USD ($)	Dec. 31, 2012 USD ($) claim $ / shares	Feb. 29, 2016 claim	Jul. 24, 2015 case	Jul. 14, 2014 $ / shares	May. 21, 2013 preference_action	Dec. 30, 2012 USD ($) $ / shares shares	Jul. 23, 2012	Dec. 20, 2007 USD ($) $ / shares
Reorganization [Line Items]
Bankruptcy Proceedings, Number of Subsidiaries Included in Bankruptcy Filing | subsidiary					110
Bankruptcy closed cases | case																			96
Restricted cash and cash equivalents						$ 17,595,000				$ 17,600,000				$ 17,595,000	$ 17,600,000
Bankruptcy Claims, Number Claims Filed | claim																	7,400
Reorganization items, net	[1]					$ (105,000)	$ 188,000	$ (628,000)	$ (992,000)	$ (1,293,000)	$ (1,594,000)	$ (2,165,000)	$ (2,216,000)	(1,537,000)	(7,268,000)
Debtor Reorganization Items, Net Cash Outflows for Reorganization Costs		$ 74,000,000												$ 3,000,000	$ 8,000,000	$ 132,000,000
Subsequent Event
Reorganization [Line Items]
Bankruptcy Claims, Number Claims Withdrawn or Expunged | claim																		3,292
Bankruptcy Claims, Number of Claims Settled | claim																		3,750
Bankruptcy Claims, Number of Claims under Review by Management | claim																		413
Bankruptcy Claims, Number of Claims Assumed in Connection with Spinoff | claim																		3
Judicial Ruling
Reorganization [Line Items]
Bankruptcy Claims, Number Claims Filed | complaint				50
Bankruptcy Proceedings, Court Where Petition Was Filed				20
Loss Contingency, Number of Defendants | defendant				2
Loss Contingency, Number of Defendants that Held Stock that was Purchased or Redeemed via Leveraged ESOP Transactions | complaint				38,000
Leveraged Employee Stock Option Transactions
Reorganization [Line Items]
Bankruptcy Proceedings, Number of Preference Actions | preference_action																					18
Common Class B
Reorganization [Line Items]
Common stock par value, per share | $ / shares						$ 0.001				$ 0.001				$ 0.001	$ 0.001					$ 0.001
Predecessor
Reorganization [Line Items]
Common stock par value, per share | $ / shares		$ 0.01															$ 0.01					$ 0.01		$ 0.01
Employee Stock Ownership Plan (ESOP), shares committed for release or allocation to employees | shares																						8,294,000
Debtor Reorganization Items, Note Receivable Write off		$ 20,000,000
Reorganization items, net		8,284,314,000
Reorganization Items, Net of Tax		7,214,000,000
Reorganization, gain (loss) reflected in discontinued operations		(104,000,000)
Reorganization adjustments, net		4,734,050,000
Reorganization gain (loss)		4,552,000,000
Gain (loss) reflected in discontinued operations		(9,000,000)
Fresh-start reporting adjustments, net		3,550,264,000
Fresh start gain (loss)		(2,662,000,000)
Gain (loss) reflected in discontinued operations		95,000,000
Predecessor | Subordinated Debt | Subordinate Promissory Note
Reorganization [Line Items]
Face amount of debt		225,000,000															$ 225,000,000					$ 225,000,000		$ 255,000,000
Debt instrument interest rate, percent																								4.64%
Predecessor | Notes Payable, Other Payables | Debentures at 6.61% due 2027
Reorganization [Line Items]
Debt instrument interest rate, percent																							6.61%
Predecessor | Notes Payable, Other Payables | Notes at 5.25% due 2015
Reorganization [Line Items]
Debt instrument interest rate, percent																							5.25%
Predecessor | Notes Payable, Other Payables | Debentures at 7.25% due 2013
Reorganization [Line Items]
Debt instrument interest rate, percent																							7.25%
Predecessor | Notes Payable, Other Payables | Debentures at 7.5% due 2023
Reorganization [Line Items]
Debt instrument interest rate, percent																							7.50%
Predecessor | Debentures Subject to Mandatory Redemption | Debentures at 7.25% due 2096
Reorganization [Line Items]
Debt instrument interest rate, percent																							7.25%
Predecessor | Medium-term Notes | Notes at 4.875% due 2010
Reorganization [Line Items]
Debt instrument interest rate, percent																							4.875%
Predecessor | Reorganization Adjustments
Reorganization [Line Items]
Fresh-start adjustment to retained earnings (deficit)																						37,000,000
Predecessor | Discharge of Debt
Reorganization [Line Items]
Retained earnings adjustment		(255,000,000)	[2]														(255,000,000) [2]					$ (255,000,000)
Successor
Reorganization [Line Items]
Debtor Reorganization Items, Discharge of Claims and Liabilities														$ 222,000	$ 575,000	(446,000)
Postconfirmation, restricted cash and cash equivalents		$ 186,823,000															$ 186,823,000
Reorganization items, net														$ (1,537,000)	$ (7,268,000)	$ (16,931,000)
Successor | Common Class B
Reorganization [Line Items]
Common stock par value, per share | $ / shares		$ 0.001															$ 0.001

[1]	See Note 3 to the Company’s consolidated financial statements for information pertaining to reorganization items recorded in 2015 and 2014.
[2]	(2)As described in Note 3, in connection with the Debtors’ emergence from Chapter 11, on the Effective Date and in accordance with and subject to the terms of the Plan, (i) the ESOP was deemed terminated in accordance with its terms, (ii) the unpaid principal and interest remaining on the promissory note of the ESOP in favor of the Predecessor was forgiven and (iii) all of the Predecessor’s $0.01 par value common stock held by the ESOP was cancelled, including the 56,521,739 shares held by the ESOP and the 8,294,000 of shares held by the ESOP that were committed for release or allocated to employees at December 30, 2012. In addition, the warrants to purchase 43,478,261 shares of the Predecessor’s $0.01 par value common stock held by the Zell Entity and certain other minority interest holders were cancelled. As a result, the $37 million of common shares held by the ESOP, net of unearned compensation and the $255 million of stock purchase warrants reflected in the Predecessor’s Consolidated Balance Sheet as of December 30, 2012 were eliminated as direct adjustments to retained earnings (deficit) and were not included in the Predecessor’s Consolidated Statement of Operations for December 31, 2012. These direct adjustments to retained earnings (deficit) and the net reorganization gain after taxes of $4.552 billion described in (1) above resulted in a total adjustment to retained earnings (deficit) of $4.835 billion.